UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2021

Date of reporting period:  November 30, 2021

Item 1. Reports to Stockholders.
PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2021

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2020 through November 30, 2021, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the fiscal year ended November 30, 2021, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-0.61%
PIA MBS Bond Fund	-0.73%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.17% and 0.17%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.36% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 29, 2022, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.17% and 0.23% of average daily net assets for the BBB Bond Fund and the MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The PIA BBB Bond Fund returned -0.61% for the twelve-month period ended November 30, 2021 versus the Bloomberg U.S. Credit Baa Bond Index return of 0.26%. The underperformance is primarily attributable to the Fund’s weighting in long-duration Treasury securities during the period, which significantly underperformed equivalent duration credit securities in the benchmark. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent around 210 different issuers. The Bloomberg U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned -0.73% for the fiscal year ended November 30, 2021 and the Bloomberg U.S. MBS Fixed Rate Index returned -0.74%. The 30-year fixed mortgage rate, according to the Freddie Mac Primary Mortgage Market Survey, increased by approximately 0.4% to 3.1%. During the period, we increased exposure to conventional 30-year mortgage-backed securities (“MBS”) while reducing exposure to GNMA MBS. This positioning contributed to returns as GNMA MBS underperformed FNMA and FHLMC MBS. We reduced exposure to lower coupon MBS and this contributed to returns as they generally underperformed higher coupon MBS. The Fund’s use of To-Be-Announced (TBA) mortgage contracts also added value. 15-year MBS outperformed 30-year MBS during the period and the Fund’s underweight in 15-year MBS negatively impacted returns.

PIA Funds

Bond Market in Review
Yields on 2-year Treasury notes, 5-year Treasury bonds, 10-year Treasury bonds and 30-year Treasury bonds increased by 42, 80, 61 and 22 basis points, respectively, from December 1, 2020 to November 30, 2021. Spreads on BBB-rated bonds over Treasuries decreased during the period from 136 to 123 basis points. Option-adjusted spreads on fixed rate agency MBS decreased from 49 to 34 basis points, as their average life increased from 3.9 to 6.0 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2021. We look forward to reporting to you again with the semi-annual report dated May 31, 2022.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2020 through November 30, 2021, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 8.31%, after fees and expenses, for the twelve months ended November 30, 2021, versus 5.29% for the Index.

The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection.  With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and significantly overweight Caa(s), the best performing cohort.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio and net expense ratio are 0.24% and 0.24%, respectively. PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) incurred by the Fund through at least March 29, 2022, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.24% of the Fund’s average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Bloomberg U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	-0.61%	5.65%	4.97%
Bloomberg U.S. Credit Baa Bond Index	0.26%	5.94%	5.30%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction  of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Bloomberg U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA MBS Bond Fund	-0.73%	2.34%	2.24%
Bloomberg U.S. MBS Fixed Rate Index	-0.74%	2.52%	2.37%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed passthrough securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA HIGH YIELD (MACS) FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield (MACS) Fund vs the Bloomberg U.S. Corporate High-Yield Index

			Since Inception
Average Annual Total Return*	1 Year	3 Year	(12/26/17)
PIA High Yield (MACS) Fund	8.31%	8.25%	6.22%
Bloomberg U.S. Corporate High-Yield Index	5.29%	7.39%	5.65%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 26, 2017. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/21 – 11/30/21).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – November 30, 2021 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/21	11/30/21	6/1/21 – 11/30/21*
PIA BBB Bond Fund
Actual	$1,000.00	$1,018.90	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$ 999.10	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17

PIA High Yield (MACS) Fund
Actual	$1,000.00	$1,013.50	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.15%, 0.23%, 0.20%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2021
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – November 30, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021

Principal Amount		Value
CORPORATE BONDS 90.9%

Aerospace & Defense 3.1%
	Boeing Co.
$2,450,000	5.15%, due 5/1/30	$2,845,677
1,400,000	5.705%, due 5/1/40	1,783,879
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	1,160,614
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27	1,079,876
1,000,000	1.90%, due 9/1/31	960,959
1,000,000	4.35%, due 4/15/47	1,235,308
		9,066,313
Agricultural Chemicals 0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	735,918

Agriculture 0.2%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	654,489

Airlines 1.0%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	2,017,598
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	570,409
	United Airlines 2020-1, Pass
	Through Trust Class B
449,000	4.875%, due 7/15/27	471,381
		3,059,388
Auto Parts 0.2%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23	619,828

Autos 0.3%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	516,715
	General Motors Co.
400,000	5.20%, due 4/1/45	496,331
		1,013,046
Banks 5.2%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28	1,103,928
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27	1,892,478
540,000	5.30%, due 5/6/44	710,495
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	1,081,359
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26	1,161,885
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38	374,918
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26	883,517
	Morgan Stanley
400,000	2.484% (SOFR
	+ 1.360%), due 9/16/36 (g)	387,367
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD
	+ 1.762%), due 3/22/25 (g)	1,810,153
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28	981,305
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	739,311
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR
	+ 0.787%), due 3/15/25 (g)	1,983,933
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41	297,896
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	2,094,755
		15,503,300

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Beverages 0.6%
	Constellation Brands, Inc.
$700,000	2.875%, due 5/1/30	$718,681
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	1,063,722
		1,782,403
Biotechnology 2.2%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27	1,014,449
500,000	2.80%, due 8/15/41	488,450
1,006,000	4.663%, due 6/15/51	1,293,115
	Biogen, Inc.
700,000	2.25%, due 5/1/30	684,342
	Gilead Sciences, Inc.
2,200,000	1.65%, due 10/1/30	2,097,744
500,000	2.60%, due 10/1/40	481,254
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31	476,353
		6,535,707
Broker 1.0%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,339,696
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,414,590
		2,754,286
Brokerage Asset Managers Exchanges 0.3%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	1,037,502

Building Materials 0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31	244,546
	Masco Corp.
1,000,000	2.00%, due 10/1/30	962,970
		1,207,516
Cable & Satellite 1.0%
	Charter Communications
	Operating LLC /
	Charter Communications
	Operating Capital
1,000,000	2.80%, due 4/1/31	991,055
1,000,000	2.30%, due 2/1/32	945,431
1,000,000	3.90%, due 6/1/52	1,013,544
		2,950,030
Casino Hotels 0.3%
	Sands China Ltd.
1,000,000	2.30%, due 3/8/27 (c)	954,900

Cellular Telecom 2.0%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30	1,741,370
2,600,000	2.25%, due 11/15/31	2,499,797
	Vodafone Group Plc
1,400,000	4.375%, due 5/30/28	1,583,017
		5,824,184
Chemicals 0.2%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29	533,541

Chemicals – Diversified 0.4%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	1,166,290

Coatings/Paint 0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32	589,310

Commercial Finance 0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26	462,305

Commercial Services 0.8%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26	485,091

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Commercial Services 0.8% (continued)
	Moody’s Corp.
$250,000	2.00%, due 8/19/31	$244,474
250,000	3.10%, due 11/29/61	252,572
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30	1,547,766
		2,529,903
Communications Equipment 0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40	732,303

Computers 0.7%
	Dell International LLC / EMC Corp.
900,000	6.02%, due 6/15/26	1,052,047
500,000	6.20%, due 7/15/30	637,741
	HP, Inc.
500,000	3.40%, due 6/17/30	525,933
		2,215,721
Construction Materials Manufacturing 0.2%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	682,235

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	543,305

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	531,539

Diversified Banks 0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	1,077,571

Diversified Financial Services 2.2%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,000,000	4.50%, due 9/15/23	1,054,381
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28	496,074
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26	1,044,630
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,516,249
	GE Capital International Funding
	Co. Unlimited Co.
433,000	4.418%, due 11/15/35	523,840
	Intercontinental Exchange, Inc.
1,000,000	1.85%, due 9/15/32	949,881
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28	982,390
		6,567,445
Diversified Manufacturing Operations 0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	586,310

E-Commerce & Products 0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31	507,100

Electric – Distribution 0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate
	+ 2.868%), due 4/1/52 (g)	596,288

Electric – Integrated 4.4%
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31	491,122
	DTE Energy Co.
600,000	1.05%, due 6/1/25	590,218
	Duke Energy Corp.
950,000	2.45%, due 6/1/30	937,692
1,000,000	3.30%, due 6/15/41	1,022,829
	Eversource Energy
500,000	2.55%, due 3/15/31	507,859
	Exelon Generation Co. LLC
2,000,000	3.25%, due 6/1/25	2,104,117
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	662,508

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Electric – Integrated 4.4% (continued)
	NextEra Energy Capital
	Holdings, Inc.
$500,000	2.75%, due 5/1/25	$521,038
400,000	2.25%, due 6/1/30	398,095
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	4,790,003
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51	404,258
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31	505,426
		12,935,165
Electric Utilities 0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	581,035
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	520,028
		1,101,063
Electrical Equipment Manufacturing 0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26	800,793

Electronic Components
and Semiconductors 1.2%
	Broadcom, Inc.
1,016,000	4.15%, due 11/15/30	1,114,017
1,500,000	3.419%, due 4/15/33 (c)	1,544,795
55,000	3.187%, due 11/15/36 (c)	54,384
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32	251,428
	NXP BV / NXP Funding LLC /
	NXP USA, Inc.
500,000	2.50%, due 5/11/31 (c)	501,587
		3,466,211
Electronic Instrumentation 0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31	213,236

Electronics 0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27	631,852

Enterprise Software & Services 2.1%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26	1,678,517
1,700,000	2.875%, due 3/25/31	1,741,403
1,400,000	3.65%, due 3/25/41	1,461,594
1,350,000	3.95%, due 3/25/51	1,467,060
		6,348,574
Environmental Control 1.0%
	Republic Services, Inc.
3,000,000	0.875%, due 11/15/25	2,919,987

Finance Companies 0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	1,058,001

Financial Services 0.5%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	698,574
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	735,881
		1,434,455
Food 1.2%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28	1,701,737
	General Mills, Inc.
2,000,000	2.25%, due 10/14/31	1,977,500
		3,679,237
Food – Confectionery 0.6%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,878,240

Food – Meat Products 0.2%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	685,928

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Food – Retail 0.3%
	Kroger Co.
$1,000,000	2.20%, due 5/1/30	$999,444

Food and Beverage 2.1%
	Anheuser-Busch InBev
	Worldwide, Inc.
1,500,000	4.00%, due 4/13/28	1,680,660
1,600,000	4.35%, due 6/1/40	1,903,932
2,100,000	4.50%, due 6/1/50	2,607,351
		6,191,943
Food Wholesale/Distribution 0.2%
	Sysco Corp.
464,000	5.95%, due 4/1/30	582,554

Gaming 0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29	505,760

General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	1,049,037

Hand & Machine Tools 0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31	334,319

Health and Personal Care Stores 2.0%
	CVS Health Corp.
1,000,000	2.625%, due 8/15/24	1,035,057
620,000	3.875%, due 7/20/25	668,749
2,150,000	3.75%, due 4/1/30	2,361,026
500,000	5.125%, due 7/20/45	658,131
1,000,000	5.05%, due 3/25/48	1,325,469
		6,048,432
Health Care Facilities and Services 0.2%
	Laboratory Corporation
	of America Holdings
640,000	3.25%, due 9/1/24	672,808

Healthcare 0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29	365,139

Healthcare – Products 0.8%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	570,641
	Danaher Corp.
1,000,000	2.60%, due 10/1/50	977,926
	Thermo Fisher Scientific, Inc.
600,000	4.497%, due 3/25/30	714,107
		2,262,674
Healthcare – Services 0.8%
	CommonSpirit Health
600,000	2.782%, due 10/1/30	617,221
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	1,101,874
	Humana, Inc.
500,000	4.875%, due 4/1/30	584,374
		2,303,469
Healthcare REITs 0.6%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29	1,055,978
	Welltower, Inc.
700,000	2.75%, due 1/15/31	721,155
		1,777,133
Insurance 1.9%
	American International Group, Inc.
115,000	3.40%, due 6/30/30	124,494
	Anthem, Inc.
1,000,000	2.375%, due 1/15/25	1,030,279
600,000	4.65%, due 8/15/44	754,847
	Aon Corp.
600,000	2.80%, due 5/15/30	615,798
	AXA SA
500,000	8.60%, due 12/15/30	726,092
	Fairfax Financial Holdings Ltd.
1,000,000	3.38%, due 3/3/31	1,031,329

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Insurance 1.9% (continued)
	Lincoln National Corp.
$120,000	3.80%, due 3/1/28	$133,100
	Markel Corp.
20,000	4.90%, due 7/1/22	20,485
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)	1,062,743
		5,499,167
Integrated Oils 0.3%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	909,360

Life Insurance 0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	1,282,421

Media 1.6%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	1,071,393
	Fox Corp.
975,000	4.709%, due 1/25/29	1,115,436
	Time Warner Entertainment
	Company, LP
810,000	8.375%, due 7/15/33	1,195,458
	Viacom Inc.
700,000	3.875%, due 4/1/24	738,949
610,000	4.375%, due 3/15/43	688,745
		4,809,981
Medical Equipment and
Supplies Manufacturing 0.7%
	Becton Dickinson and Co.
626,000	4.685%, due 12/15/44	783,207
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30	1,361,957
		2,145,164
Medical Products 0.4%
	Stryker Corp.
700,000	1.95%, due 6/15/30	688,842
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	525,385
		1,214,227
Metals 0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	1,034,704

Metals and Mining 0.5%
	Newmont Corp.
66,000	3.70%, due 3/15/23	67,909
800,000	4.875%, due 3/15/42	1,010,468
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	519,912
		1,598,289
Nondepository Credit Intermediation 1.7%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25	639,369
1,300,000	3.60%, due 6/21/30	1,379,512
3,000,000	2.35%, due 1/8/31	2,909,614
		4,928,495
Office Property REITs 0.4%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33	612,887
	Boston Properties LP
675,000	3.25%, due 1/30/31	705,778
		1,318,665
Oil and Gas 4.2%
	Cenovus Energy, Inc.
1,000,000	2.65%, due 1/15/32	963,580
	Chevron USA, Inc.
533,000	3.90%, due 11/15/24	573,062
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31	510,944

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Oil and Gas 4.2% (continued)
	Enterprise Products Operating LLC
$1,200,000	2.80%, due 1/31/30	$1,243,736
850,000	4.85%, due 8/15/42	1,036,732
500,000	3.30%, due 2/15/53	502,360
	Hess Corp.
800,000	5.60%, due 2/15/41	995,078
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,598,585
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31	566,274
700,000	5.55%, due 6/1/45	895,073
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35	1,063,537
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31	961,580
	Valero Energy Corp.
750,000	2.80%, due 12/1/31	738,347
655,000	6.625%, due 6/15/37	897,991
		12,546,879
Oil and Gas Extraction 0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47	868,473

Oil and Gas Services and Equipment 0.4%
	Halliburton Co.
62,000	3.80%, due 11/15/25	67,164
1,000,000	2.92%, due 3/1/30	1,022,966
		1,090,130
Oil Refining & Marketing 0.3%
	Phillips 66
950,000	1.30%, due 2/15/26	932,542

Packaging & Containers 0.5%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26	980,810
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	552,701
		1,533,511
Paper 0.7%
	International Paper Co.
700,000	6.00%, due 11/15/41	985,908
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,143,770
		2,129,678
Petroleum and Coal
Products Manufacturing 0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51	541,418

Pharmaceuticals 3.3%
	AbbVie, Inc.
1,700,000	3.20%, due 11/21/29	1,811,775
2,200,000	4.55%, due 3/15/35	2,637,565
800,000	4.40%, due 11/6/42	960,690
268,000	4.75%, due 3/15/45	340,051
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	134,333
	Cigna Corp.
500,000	4.50%, due 2/25/26	554,009
1,600,000	2.40%, due 3/15/30	1,604,598
600,000	3.40%, due 3/15/50	632,647
	Viatris, Inc.
600,000	2.70%, due 6/22/30	600,132
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	590,709
		9,866,509
Pipeline Transportation of Crude Oil 0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	520,229

Pipeline Transportation of Natural Gas 0.8%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31	991,209
	Williams Partners LP
800,000	3.90%, due 1/15/25	856,075
500,000	5.10%, due 9/15/45	618,110
		2,465,394

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Pipelines 2.5%
	El Paso Electric Co.
$850,000	6.00%, due 5/15/35	$1,133,743
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	1,047,914
250,000	3.40%, due 8/1/51	256,952
	Energy Transfer LP
500,000	4.25%, due 4/1/24	527,163
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24	1,106,258
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,449,895
	Plains All American Pipeline LP /
	PAA Finance Corp.
546,000	3.80%, due 9/15/30	574,029
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,225,061
		7,321,015
Property & Casualty Insurance 1.4%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	1,983,827
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,553,295
	Mercury General Corp.
500,000	4.40%, due 3/15/27	554,769
		4,091,891
Railroad 1.2%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	734,347
1,000,000	2.45%, due 12/2/31	1,012,873
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	734,987
250,000	2.30%, due 5/15/31	252,509
1,000,000	2.90%, due 8/25/51	1,008,826
		3,743,542
Real Estate 1.8%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	1,116,220
	Columbia Property Trust
	Operating Partnership, LP
1,000,000	3.65%, due 8/15/26	1,059,353
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27	538,386
600,000	2.25%, due 1/15/31	580,836
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26	1,068,025
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	900,014
		5,262,834
Real Estate Investment Trusts 0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24	526,750

Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	527,831

REITS – Diversified 0.2%
	Equinix, Inc.
500,000	1.55%, due 3/15/28	482,490

REITS – Health Care 0.4%
	Healthpeak Properties, Inc.
350,000	2.125%, due 12/1/28	350,031
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33	974,560
		1,324,591
REITS – Office Property 0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31	502,061

REITS – Single Tenant 0.4%
	Realty Income Corp.
1,000,000	3.10%, due 12/15/29	1,076,127

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
REITS – Warehouse/Industrial 0.3%
	Duke Realty LP
$1,000,000	1.75%, due 2/1/31	$953,824

Residential Building 0.7%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25	2,077,194

Restaurants 1.0%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,192,892
550,000	4.875%, due 12/9/45	715,142
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	1,021,369
		2,929,403
Retail 0.9%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	211,009
	Lowe’s Cos, Inc.
1,000,000	4.50%, due 4/15/30	1,162,010
500,000	1.70%, due 10/15/30	475,764
	Macy’s Retail Holdings, Inc.
420,000	2.875%, due 2/15/23	427,266
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	471,991
		2,748,040
Retail – Auto Parts 0.2%
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	467,622

Retail – Drug Store 0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30	1,056,527

Software 0.4%
	Fiserv, Inc.
600,000	3.85%, due 6/1/25	643,220
	VMware, Inc.
550,000	4.65%, due 5/15/27	622,325
		1,265,545
Software & Services 0.4%
	Equifax, Inc.
500,000	3.10%, due 5/15/30	527,932
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	779,478
		1,307,410
Telecommunications 3.0%
	Bell Telephone Co. of Canada /
	Bell Canada
1,000,000	2.15%, due 2/15/32	980,751
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)	1,275,392
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	505,999
	France Telecom SA
575,000	5.375%, due 1/13/42	769,861
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	457,887
	Juniper Networks, Inc.
3,000,000	2.00%, due 12/10/30	2,873,148
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44	1,216,469
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	682,558
		8,762,065
Tobacco 1.4%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29	167,736
1,600,000	3.40%, due 5/6/30	1,657,691
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	978,006
600,000	4.54%, due 8/15/47	630,520
	Reynolds American, Inc.
600,000	4.454%, due 6/12/25	649,609
		4,083,562

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Transportation 1.4%
	CSX Corp.
$1,390,000	6.22%, due 4/30/40	$2,015,262
	FedEx Corp.
1,000,000	4.25%, due 5/15/30	1,145,349
1,000,000	3.25%, due 5/15/41	1,025,964
		4,186,575
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	488,683

Travel & Lodging 0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	637,170

Trucking & Leasing 0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31	1,234,554

Utilities 0.4%
	Southern Co.
1,000,000	3.25%, due 7/1/26	1,060,954

Waste and Environment Services
and Equipment 0.3%
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31	938,610

Water 0.2%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	677,268

Wireless 0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27	516,779
1,000,000	1.875%, due 10/15/30	943,768
		1,460,547
Wirelines 6.0%
	AT&T, Inc.
500,000	4.05%, due 12/15/23 (b)	532,008
1,400,000	2.30%, due 6/1/27	1,424,492
875,000	2.55%, due 12/1/33	846,848
1,700,000	3.10%, due 2/1/43	1,644,961
2,368,000	3.50%, due 9/15/53	2,406,484
1,196,000	3.55%, due 9/15/55	1,211,752
727,000	3.80%, due 12/1/57	765,188
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	1,056,864
2,550,000	3.15%, due 3/22/30	2,709,747
500,000	2.55%, due 3/21/31	505,067
1,500,000	4.862%, due 8/21/46	1,978,400
2,000,000	3.55%, due 3/22/51	2,193,652
600,000	2.987%, due 10/30/56	581,871
		17,857,334
Total Corporate Bonds
(cost $259,522,262)		269,552,685

SOVEREIGN BONDS 5.2%
	Republic of Colombia
600,000	3.875%, due 4/25/27	603,984
600,000	3.125%, due 4/15/31	539,550
890,000	7.375%, due 9/18/37	1,045,625
	Republic of Indonesia
500,000	3.85%, due 10/15/30	557,341
	Republic of Italy
1,050,000	6.875%, due 9/27/23	1,161,991
	Republic of Panama
1,700,000	2.252%, due 9/29/32	1,587,749
750,000	6.70%, due 1/26/36	988,579
	Republic of Peru
400,000	3.00%, due 1/15/34	392,600
1,050,000	6.55%, due 3/14/37	1,413,284
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,997,903

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount/Shares		Value
SOVEREIGN BONDS 5.2% (continued)
	Republic of Uruguay
$69,914	8.00%, due 11/18/22	$74,596
800,000	4.375%, due 1/23/31	919,728
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,444,086
2,490,000	4.75%, due 3/8/44	2,683,112
Total Sovereign Bonds
(cost $15,279,683)		15,410,128

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 1.4%
	U.S. Treasury Bonds
4,870,000	1.25%, due 5/15/50	4,265,626
Total U.S. Government Agencies
& Instrumentalities
(cost $4,157,296)		4,265,626

MONEY MARKET FUND 0.7%
2,004,950	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	2,004,950
Total Money Market Fund
(cost $2,004,950)		2,004,950
Total Investments
(cost $280,964,191)	98.2%	291,233,389
Other Assets less Liabilities	1.8%	5,448,866
TOTAL NET ASSETS	100.0%	$296,682,255

(a)	Rate shown is the 7-day annualized yield as of November 30, 2021.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2021, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2021, the value of these investments was $3,055,666 or 1.03% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of November 30, 2021, and remains in effect until  December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2021.
Basis point – 1/100th of a percent.
CMT – Constant Maturity Treasury
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2021

Principal Amount		Value
ASSET-BACKED SECURITIES 2.3%

Other Asset-Backed Securities 2.3%
	CF Hippolyta LLC
$1,397,870	1.69%, due 7/15/60, Series
	2020-1 Class A (b)	$1,393,382
Total Asset-Backed Securities
(cost $1,397,677)		1,393,382

MORTGAGE-BACKED SECURITIES 86.4%

Commercial Mortgage-Backed Securities 3.2%
	BX Trust
440,000	1.35% (1 Month LIBOR USD
	+ 1.250%), due 11/17/36, Series
	2021-RISE Class B (b) (e) (f)	439,450
	Cold Storage Trust
1,474,486	0.989% (1 Month LIBOR USD
	+ 0.900%), due 1/15/37, Series
	2020-ICE5 Class A (b) (e)	1,474,621
		1,914,071
U.S. Government Securities 83.2%
	FHLMC Pool
352,760	2.50%, due 12/1/31, #G18622	367,716
77,726	5.00%, due 10/1/38, #G04832	88,596
254,382	3.50%, due 5/1/42, #G08491	273,870
205,953	3.00%, due 8/1/43, #G08540	218,319
402,531	4.00%, due 8/1/44, #G08601	440,699
306,660	3.00%, due 3/1/45, #G08631	323,112
480,359	3.00%, due 5/1/45, #G08640	506,157
378,951	3.00%, due 5/1/45, #Q33337	399,252
396,772	3.00%, due 1/1/47, #G08741	419,552
262,392	3.00%, due 1/1/47, #Q45636	275,667
263,295	3.50%, due 4/1/48, #Q55213	278,799
114,031	4.50%, due 5/1/48, #G08820	123,206
106,920	3.50%, due 9/1/48, #G08835	112,729
103,682	4.00%, due 2/1/49, #ZT1710	110,476
263,087	3.00%, due 4/1/49, #ZN5108	273,817
186,497	3.50%, due 7/1/49, #QA1057	195,833
173,265	3.50%, due 7/1/49, #SD8001	182,046
250,440	3.00%, due 10/1/49, #SD8016	260,573
	FNMA Pool
80,129	4.00%, due 5/1/26, #AH8174	84,801
453,707	2.50%, due 10/1/31, #BC9305	472,814
280,190	2.50%, due 11/1/31, #BD9466	291,775
102,758	3.50%, due 5/1/33, #BK5720	108,862
116,489	3.50%, due 5/1/33, #MA3364	123,636
269,292	4.00%, due 12/1/39, #AE0215	296,088
421,040	3.50%, due 7/1/43, #AB9774	453,144
526,728	3.00%, due 8/1/43, #AU3363	557,802
188,763	4.00%, due 9/1/44, #AS3392	207,040
198,412	3.50%, due 4/1/45, #AY3376	212,003
658,291	3.00%, due 6/1/45, #AZ0504	693,483
177,806	3.50%, due 8/1/45, #AS5699	189,921
87,058	3.50%, due 9/1/45, #AS5722	92,981
278,342	3.00%, due 10/1/45, #AZ6877	292,482
492,556	3.50%, due 12/1/45, #BA2275	527,663
362,115	3.50%, due 12/1/45, #MA2471	387,098
219,687	3.50%, due 3/1/46, #MA2549	234,489
490,469	3.00%, due 7/1/46, #MA2670	513,819
292,302	3.00%, due 9/1/46, #AS7904	306,462
201,152	3.00%, due 5/1/47, #AS9562	211,385
210,648	3.50%, due 9/1/47, #MA3120	222,351
83,839	4.50%, due 11/1/47, #BJ1795	91,327
369,918	3.50%, due 3/1/48, #MA3305	391,036
474,806	4.50%, due 5/1/48, #BM4135	515,009
211,564	4.00%, due 7/1/48, #MA3415	225,402
175,264	4.00%, due 8/1/48, #BK5416	187,177
180,812	4.50%, due 10/1/48, #MA3496	194,860
176,594	4.50%, due 11/1/48, #MA3522	189,865
177,635	3.00%, due 4/1/49, #BN6240	184,867
197,353	3.00%, due 5/1/49, #MA3670	205,153
1,612,415	3.00%, due 12/1/50, #FM7827	1,674,155
1,796,420	3.00%, due 8/1/51, #FM8407	1,865,204
	FNMA TBA
11,700,000	2.50%, due 12/15/46 (d)	11,994,329
11,000,000	2.00%, due 12/15/50 (d)	11,010,312
	GNMA Pool
210,548	5.00%, due 9/15/39, #726311	242,134
156,080	4.00%, due 6/15/45, #AM8608	170,641
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount/
Shares		Value
U.S. Government Securities 83.2% (continued)
	GNMA Pool (continued)
$107,537	4.00%, due 2/15/46, #AR3772	$117,149
139,942	4.00%, due 10/15/46, #AQ0545	151,829
94,290	4.00%, due 12/15/46, #AQ0562	102,779
819,589	3.00%, due 5/15/47, #AW1730	882,902
432,546	3.00%, due 8/15/47, #AZ5554	466,012
277,185	3.50%, due 11/15/47, #BD4824	290,815
234,893	3.50%, due 4/20/49, #MA5875	245,832
349,071	3.50%, due 7/20/49, #MA6039	365,358
236,806	3.00%, due 8/20/49, #MA6089	245,673
614,317	3.00%, due 9/20/49, #MA6153	637,300
641,042	3.00%, due 12/20/49, #MA6338	665,146
	GNMA TBA
3,500,000	2.50%, due 12/1/50 (d)	3,597,617
2,000,000	2.00%, due 12/15/50 (d)	2,025,703
		50,266,104
Total Mortgage-Backed Securities
(cost $51,245,035)		52,180,175

SHORT-TERM INVESTMENTS 59.5%

Money Market Fund 1.6%
960,252	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	960,252

U.S. Treasury Bills 57.9%
7,000,000	0.047%, due 12/23/21 (c)	6,999,464
2,500,000	0.047%, due 1/13/22 (c)	2,499,925
7,500,000	0.048%, due 2/24/22 (c)	7,499,266
5,500,000	0.040%, due 3/24/22 (c)	5,499,111
7,000,000	0.050%, due 4/21/22 (c)	6,998,149
5,500,000	0.091%, due 5/26/22 (c)	5,497,580
		34,993,495
Total Short-Term Investments
(cost $35,954,535)		35,953,747
Total Investments
(cost $88,597,247)	148.2%	89,527,304
Liabilities less Other Assets	(48.2)%	(29,131,267)
TOTAL NET ASSETS	100.0%	$60,396,037

(a)	Rate shown is the 7-day annualized yield as of November 30, 2021.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2021, the value of these investments was $3,307,453 or 5.48% of total net assets.

(c)	Rate shown is the discount rate at November 30, 2021.
(d)	Security purchased on a when-issued basis. As of November 30, 2021 the total cost of investments purchased on a when-issued basis was $28,627,961 or 47.40% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2021.
(f)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of November 30, 2021, the total value of fair valued securities was $439,450 or 0.73% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2021

Shares/
Principal Amount		Value
COMMON STOCKS 0.1%

Building Materials
2,996	Northwest Hardwoods (e) (f)	$173,768
Total Common Stocks
(cost $137,017)		173,768

CORPORATE BONDS 95.4%

Advertising 1.1%
	Clear Channel Outdoor
	Holdings, Inc.
$1,450,000	7.75%, due 4/15/28 (b)	1,514,796

Advertising Sales 1.1%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
1,450,000	4.25%, due 1/15/29 (b)	1,411,756

Aerospace/Defense 2.3%
	F-Brasile SpA / F-Brasile US LLC
1,500,000	7.375%, due 8/15/26 (b)	1,473,314
	Triumph Group, Inc.
300,000	6.25%, due 9/15/24 (b)	301,709
1,250,000	7.75%, due 8/15/25	1,243,950
		3,018,973
Appliances 1.2%
	WASH Multifamily
	Acquisition, Inc.
1,500,000	5.75%, due 4/15/26 (b)	1,547,910

Auto Manufacturers 1.0%
	PM General Purchaser LLC
1,250,000	9.50%, due 10/1/28 (b)	1,292,719

Auto Parts & Equipment 3.4%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)	1,532,129
	Dornoch Debt Merger Sub, Inc.
1,400,000	6.625%, due 10/15/29 (b)	1,373,750
	Titan International, Inc.
1,500,000	7.00%, due 4/30/28	1,543,575
		4,449,454
Building & Construction 1.3%
	Brundage-Bone Concrete
	Pumping Holdings, Inc
1,350,000	6.00%, due 2/1/26 (b)	1,402,940
	INNOVATE Corp.
275,000	8.50%, due 2/1/26 (b)	275,763
		1,678,703
Building – Heavy Construction 2.1%
	IEA Energy Services LLC
1,475,000	6.625%, due 8/15/29 (b)	1,434,084
	Railworks Holdings LP /
	Railworks Rally, Inc.
1,350,000	8.25%, due 11/15/28 (b)	1,375,238
		2,809,322
Building Materials 3.3%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)	1,260,810
	CP Atlas Buyer, Inc.
1,205,000	7.00%, due 12/1/28 (b)	1,158,957
	New Enterprise Stone
	& Lime Co, Inc.
500,000	5.25%, due 7/15/28 (b)	499,310
	SRM Escrow Issuer LLC
1,400,000	6.00%, due 11/1/28 (b)	1,450,736
		4,369,813
Business Support Services 0.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)	650,406

Chemicals – Diversified 5.1%
	Innophos Holdings, Inc.
1,300,000	9.375%, due 2/15/28 (b)	1,402,954
	Iris Holdings, Inc.
650,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (b) (c)	656,230
	LSF11 A5 HoldCo LLC
1,175,000	6.625%, due 10/15/29 (b)	1,157,111

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Chemicals – Diversified 5.1% (continued)
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
$1,675,000	6.75%, due 5/15/26 (b)	$1,630,177
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)	949,590
1,025,000	6.625%, due 5/1/29 (b)	957,227
		6,753,289
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
1,400,000	10.125%, due 4/1/26 (b)	1,488,816

Chemicals – Specialty 4.3%
	EverArc Escrow Sarl
1,450,000	5.00%, due 10/30/29 (b)	1,415,468
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)	1,460,918
	SCIL IV LLC /
	SCIL USA Holdings LLC
1,350,000	5.375%, due 11/1/26 (b)	1,368,141
	Unifrax Escrow Issuer Corp.
1,450,000	5.25%, due 9/30/28 (b)	1,427,797
		5,672,324
Commercial Services 5.7%
	Alta Equipment Group, Inc.
1,300,000	5.625%, due 4/15/26 (b)	1,330,979
	CPI Acquisition, Inc.
1,500,000	8.625%, due 3/15/26 (b)	1,596,503
	Metis Merger Sub LLC
1,375,000	6.50%, due 5/15/29 (b)	1,346,373
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)	1,524,675
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)	1,676,366
		7,474,896
Consumer Services 1.0%
	Cimpress Plc
1,335,000	7.00%, due 6/15/26 (b)	1,382,873

Containers and Packaging 0.7%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)	924,953

Diversified Financial Services 1.0%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
1,250,000	10.50%, due 6/1/24 (b)	1,340,181

Diversified Manufacturing 0.7%
	FXI Holdings, Inc.
295,000	12.25%, due 11/15/26 (b)	330,856
	Husky III Holding Ltd.
500,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (b) (c)	524,890
		855,746
Electronics 1.1%
	Atkore, Inc.
1,400,000	4.25%, due 6/1/31 (b)	1,406,006

Engineering & Construction 1.0%
	Artera Services LLC
1,250,000	9.033%, due 12/4/25 (b)	1,259,219

Enterprise Software & Services 1.9%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)	1,603,518
	Rocket Software, Inc.
1,000,000	6.50%, due 2/15/29 (b)	941,755
		2,545,273
Entertainment 1.1%
	Premier Entertainment
	Sub LLC / Premier
	Entertainment Finance Corp.
1,450,000	5.875%, due 9/1/31 (b)	1,457,598

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Environmental Control 0.7%
	Tervita Corp.
$840,000	11.00%, due 12/1/25 (b)	$964,152

Financial Services 1.1%
	Arrow Bidco LLC
1,391,000	9.50%, due 3/15/24 (b)	1,407,762

Food and Beverage 1.1%
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b) (d)	3,547
	H-Food Holdings LLC /
	Hearthside Finance Co., Inc.
1,400,000	8.50%, due 6/1/26 (b)	1,449,364
		1,452,911
Forest and Paper Products Manufacturing 0.9%
	Schweitzer-Mauduit
	International, Inc.
1,210,000	6.875%, due 10/1/26 (b)	1,250,166

Healthcare – Services 2.5%
	Akumin Escrow, Inc.
1,350,000	7.50%, due 8/1/28 (b)	1,260,913
	Hadrian Merger Sub, Inc.
603,000	8.50%, due 5/1/26 (b)	618,654
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)	1,440,822
		3,320,389
Household Products/Warehouse 0.9%
	Kronos Acquisition Holdings, Inc. /
	KIK Custom Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)	1,242,578

Industrial – Other 1.1%
	Cleaver-Brooks, Inc.
1,500,000	7.875%, due 3/1/23 (b)	1,477,913

Machinery – Farm 1.0%
	OT Merger Corp.
1,375,000	7.875%, due 10/15/29 (b)	1,343,753

Machinery – Thermal Process 1.0%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)	1,368,887

Machinery Manufacturing 2.4%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)	1,361,513
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)	1,655,586
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (e)	147,000
		3,164,099
Manufactured Goods 1.6%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)	849,685
	Park-Ohio Industries, Inc.
1,420,000	6.625%, due 4/15/27	1,316,795
		2,166,480
Marine Transportation 0.6%
	Altera Infrastructure LP/
	Teekay Offshore Finance Corp.
1,500,000	8.50%, due 7/15/23 (b)	825,000

Media 1.0%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)	1,376,244

Media Entertainment 1.1%
	Getty Images, Inc.
1,324,000	9.75%, due 3/1/27 (b)	1,397,131

Metals and Mining 2.6%
	Rain CII Carbon LLC/
	CII Carbon Corp.
404,000	7.25%, due 4/1/25 (b)	411,575
	SunCoke Energy, Inc.
1,525,000	4.875%, due 6/30/29 (b)	1,484,236
	TMS International Corp./DE
1,500,000	6.25%, due 4/15/29 (b)	1,509,862
		3,405,673
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Midstream 1.1%
	Rockpoint Gas Storage Canada Ltd.
$1,390,000	7.00%, due 3/31/23 (b)	$1,380,666

Office Automation & Equipment 2.3%
	Pitney Bowes, Inc.
1,500,000	6.875%, due 3/15/27 (b)	1,545,000
	Xerox Holdings Corp.
1,425,000	5.50%, due 8/15/28 (b)	1,438,837
		2,983,837
Oil and Gas Services 4.8%
	Archrock Partners LP /
	Archrock Partners Finance Corp.
675,000	6.875%, due 4/1/27 (b)	703,387
500,000	6.25%, due 4/1/28 (b)	513,613
	CSI Compressco LP /
	CSI Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)	1,700,108
	Exterran Energy Solutions LP /
	EES Finance Corp.
1,350,000	8.125%, due 5/1/25	1,255,230
	USA Compression Partners LP/
	USA Compression Finance Corp.
985,000	6.875%, due 4/1/26	1,004,345
250,000	6.875%, due 9/1/27	256,986
	Welltec International ApS
850,000	8.25%, due 10/15/26 (b)	864,386
		6,298,055
Packaging 0.8%
	Mauser Packaging
	Solutions Holding Co.
1,038,000	5.50%, due 4/15/24 (b)	1,040,512

Paper 2.1%
	Clearwater Paper Corp.
1,300,000	4.75%, due 8/15/28 (b)	1,318,025
	Mercer International, Inc.
1,450,000	5.125%, due 2/1/29	1,434,833
		2,752,858
Pipelines 7.3%
	Genesis Energy LP /
	Genesis Energy Finance Corp.
175,000	8.00%, due 1/15/27	173,914
1,050,000	7.75%, due 2/1/28	1,029,053
	ITT Holdings LLC
1,475,000	6.50%, due 8/1/29 (b)	1,435,927
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)	1,515,330
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
1,450,000	7.50%, due 2/1/26 (b)	1,451,675
	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25	1,305,198
1,375,000	8.50%, due 10/15/26 (b)	1,386,034
	TransMontaigne Partners LP/
	TLP Finance Corp.
1,336,000	6.125%, due 2/15/26	1,299,013
		9,596,144
Publishing and Broadcasting 1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)	1,396,592

Radio 4.3%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)	1,373,015
	Beasley Mezzanine Holdings LLC
1,400,000	8.625%, due 2/1/26 (b)	1,376,130
	Spanish Broadcasting System, Inc.
1,480,000	9.75%, due 3/1/26 (b)	1,531,579
	Urban One, Inc.
1,400,000	7.375%, due 2/1/28 (b)	1,428,196
		5,708,920
Real Estate 0.8%
	GEO Group, Inc.
1,080,000	5.125%, due 4/1/23	1,047,827

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2021 (continued)

Shares/
Principal Amount		Value
REITs – Storage 1.0%
	Iron Mountain, Inc.
$250,000	5.00%, due 7/15/28 (b)	$254,298
1,000,000	5.25%, due 7/15/30 (b)	1,019,595
		1,273,893
Retail – Office Supplies 1.4%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)	1,029,178
900,000	10.75%, due 4/15/27 (b)	823,500
		1,852,678
Retail – Propane Distribution 1.0%
	Ferrellgas LP /
	Ferrellgas Finance Corp.
1,450,000	5.875%, due 4/1/29 (b)	1,346,796

Software and Services 0.5%
	Exela Intermediate LLC/
	Exela Finance, Inc.
750,000	10.00%, due 7/15/23 (b)	609,259

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)	1,309,921

Transportation Services 2.1%
	Bristow Group, Inc.
1,400,000	6.875%, due 3/1/28 (b)	1,414,000
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
1,450,000	4.00%, due 7/31/29 (b)	1,380,320
		2,794,320
Water 1.2%
	Solaris Midstream Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)	1,571,415

Wireline Telecommunications Services 1.0%
	Intrado Corp.
660,000	5.375%, due 7/15/22 (b)	645,150
667,000	8.50%, due 10/15/25 (b)	628,557
		1,273,707
Total Corporate Bonds
(cost $126,675,467)		125,705,564

BANK LOANS 0.2%

Building Materials 0.2%
	Northwest Hardwoods
	Secured Term Loan
232,414	7.50%, due 1/29/26	228,347
Total Bank Loans
(cost $216,632)		228,347

MONEY MARKET FUND 2.5%
3,315,685	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (a)	3,315,685
Total Money Market Fund
(cost $3,315,685)		3,315,685
Total Investments
(cost $130,344,801)	98.2%	129,423,364
Other Assets less Liabilities	1.8%	2,392,127
TOTAL NET ASSETS	100.0%	$131,815,491

(a)	Rate shown is the 7-day annualized yield as of November 30, 2021.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of November 30, 2021, the value of these investments was $112,794,845 or 85.57% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of November 30, 2021, the total value of fair valued securities was $320,768 or 0.24% of total net assets.

(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2021

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $280,964,191, $88,597,247, and $130,344,801, respectively)	$291,233,389	$89,527,304	$129,423,364
Receivable for fund shares sold	121,549	—	303,773
Receivable for securities sold	4,114,744	3,065,391	-
Interest receivable	2,337,325	57,698	2,115,025
Due from investment adviser (Note 4)	—	12,265	—
Prepaid expenses	22,584	3,552	28,049
Total assets	297,829,591	92,666,210	131,870,211

Liabilities:
Payable for securities purchased	999,650	32,214,004	—
Payable for fund shares redeemed	71,704	1,590	—
Administration fees	13,510	9,201	10,372
Custody fees	3,687	2,585	2,248
Transfer agent fees and expenses	11,304	6,684	4,430
Fund accounting fees	19,712	9,411	11,826
Audit fees	21,734	21,734	21,734
Chief Compliance Officer fee	1,773	1,773	1,773
Trustees’ fees and expenses	—	145	—
Accrued expenses	4,262	3,046	2,337
Total liabilities	1,147,336	32,270,173	54,720
Net Assets	$296,682,255	$60,396,037	$131,815,491

Net Assets Consist of:
Paid-in capital	$288,134,661	$60,459,894	$130,478,775
Total distributable earnings/(deficit)	8,547,594	(63,857)	1,336,716
Net Assets	$296,682,255	$60,396,037	$131,815,491

Net Asset Value, Offering Price and Redemption Price Per Share	$9.97	$9.56	$9.67

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	29,764,496	6,316,531	13,632,796

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2021

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$8,802,521	$644,840	$9,196,577
Total investment income	8,802,521	644,840	9,196,577

Expenses:
Fund accounting fees (Note 4)	126,224	54,243	72,569
Administration fees (Note 4)	91,431	57,454	65,889
Transfer agent fees and expenses (Note 4)	80,164	37,634	27,773
Registration fees	35,037	23,551	16,185
Custody fees (Note 4)	25,209	16,636	14,706
Audit fees	21,734	21,734	21,734
Trustees’ fees and expenses	15,805	14,595	14,724
Chief Compliance Officer fee (Note 4)	10,940	10,940	10,940
Miscellaneous	7,249	5,862	5,807
Reports to shareholders	7,040	5,136	4,277
Legal fees	6,804	6,804	6,954
Insurance	4,869	3,076	3,430
Total expenses	432,506	257,665	264,988
Less: Expense reimbursement from adviser (Note 4)	—	(70,922)	—
Net expenses	432,506	186,743	264,988
Net investment income	8,370,015	458,097	8,931,589

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	1,013,377	172,635	3,321,318
Net change in unrealized
appreciation/(depreciation) on investments	(10,860,643)	(1,147,300)	(2,205,141)
Net gain/(loss) on investments	(9,847,266)	(974,665)	1,116,177
Net increase/(decrease) in net assets resulting from operations	$(1,477,251)	$(516,568)	$10,047,766

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$8,370,015	$6,045,814
Net realized gain on investments	1,013,377	376,663
Net change in unrealized appreciation/(depreciation) on investments	(10,860,643)	11,024,275
Net increase/(decrease) in net assets resulting from operations	(1,477,251)	17,446,752

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(8,386,268)	(5,989,689)
Total dividends and distributions	(8,386,268)	(5,989,689)

Capital Share Transactions:
Net proceeds from shares sold	62,845,536	163,889,815
Distributions reinvested	7,813,505	5,736,371
Payment for shares redeemed	(50,219,174)	(37,259,963)
Net increase in net assets from capital share transactions	20,439,867	132,366,223
Total increase in net assets	10,576,348	143,823,286

Net Assets, Beginning of year	286,105,907	142,282,621
Net Assets, End of year	$296,682,255	$286,105,907

Transactions in Shares:
Shares sold	6,250,540	16,332,895
Shares issued on reinvestment of distributions	779,458	578,682
Shares redeemed	(5,002,238)	(3,753,792)
Net increase in shares outstanding	2,027,760	13,157,785

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$458,097	$1,240,898
Net realized gain on investments	172,635	1,059,096
Net change in unrealized appreciation/(depreciation) on investments	(1,147,300)	278,976
Net increase/(decrease) in net assets resulting from operations	(516,568)	2,578,970

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(652,838)	(1,598,311)
Total dividends and distributions	(652,838)	(1,598,311)

Capital Share Transactions:
Net proceeds from shares sold	25,444,468	11,253,648
Distributions reinvested	578,178	1,439,786
Payment for shares redeemed	(39,320,666)	(8,540,716)
Net increase/(decrease) in net assets from capital share transactions	(13,298,020)	4,152,718
Total increase/(decrease) in net assets	(14,467,426)	5,133,377

Net Assets, Beginning of year	74,863,463	69,730,086
Net Assets, End of year	$60,396,037	$74,863,463

Transactions in Shares:
Shares sold	2,641,148	1,157,062
Shares issued on reinvestment of distributions	60,030	148,321
Shares redeemed	(4,093,655)	(878,931)
Net increase/(decrease) in shares outstanding	(1,392,477)	426,452

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$8,931,589	$6,673,290
Net realized gain/(loss) on investments	3,321,318	(1,385,854)
Net increase from payment by affiliate and
administrator due to operational error (Note 10)	—	199,712
Net change in unrealized appreciation/(depreciation) on investments	(2,205,141)	4,992,849
Net increase in net assets resulting from operations	10,047,766	10,479,997

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(8,951,519)	(6,791,321)
Total dividends and distributions	(8,951,519)	(6,791,321)

Capital Share Transactions:
Net proceeds from shares sold	2,632,929	29,570,755
Distributions reinvested	8,645,006	6,791,197
Payment for shares redeemed	(354,859)	(169,127))
Net increase in net assets from capital share transactions	10,923,076	36,192,825
Total increase in net assets	12,019,323	39,881,501

Net Assets, Beginning of year	119,796,168	79,914,667
Net Assets, End of year	$131,815,491	$119,796,168

Transactions in Shares:
Shares sold	270,389	3,302,995
Shares issued on reinvestment of distributions	879,616	749,011
Shares redeemed	(35,903)	(19,042)
Net increase in shares outstanding	1,114,102	4,032,964

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.32	$9.76	$8.67	$9.35	$9.07

Income From Investment Operations:
Net investment income	0.28	0.33	0.37	0.37	0.35
Net realized and unrealized gain/(loss) on investments	(0.35)	0.56	1.09	(0.68)	0.28
Total from investment operations	(0.07)	0.89	1.46	(0.31)	0.63

Less Distributions:
Distributions from net investment income	(0.28)	(0.33)	(0.37)	(0.37)	(0.35)
Total distributions	(0.28)	(0.33)	(0.37)	(0.37)	(0.35)

Net asset value, end of year	$9.97	$10.32	$9.76	$8.67	$9.35

Total Return	-0.61%	9.37%	17.10%	-3.44%	7.10%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$296,682	$286,106	$142,283	$148,575	$206,654
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15%	0.17%	0.19%	0.16%	0.15%
Before expense reimbursement	0.15%	0.17%	0.20%	0.17%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.83%	3.41%	3.97%	3.97%	3.81%
Before expense reimbursement	2.83%	3.41%	3.96%	3.96%	3.79%
Portfolio turnover rate	20%	36%	20%	15%	11%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.71	$9.57	$9.17	$9.49	$9.56

Income From Investment Operations:
Net investment income	0.05	0.17	0.26	0.24	0.25
Net realized and unrealized gain/(loss) on investments	(0.12)	0.19	0.42	(0.31)	(0.05)
Total from investment operations	(0.07)	0.36	0.68	(0.07)	0.20

Less Distributions:
Distributions from net investment income	(0.08)	(0.22)	(0.28)	(0.25)	(0.27)
Total distributions	(0.08)	(0.22)	(0.28)	(0.25)	(0.27)

Net asset value, end of year	$9.56	$9.71	$9.57	$9.17	$9.49

Total Return	-0.73%	3.77%	7.53%	-0.72%	2.09%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$60,396	$74,863	$69,730	$60,204	$69,719
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23%	0.23%	0.23%	0.21%	0.17%
Before expense reimbursement	0.31%	0.36%	0.36%	0.34%	0.39%
Ratio of net investment income to average net assets:
Net of expense reimbursement	0.56%	1.74%	2.73%	2.53%	2.49%
Before expense reimbursement	0.48%	1.61%	2.60%	2.40%	2.27%
Portfolio turnover rate	680%	171%	20%	239%	151%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Year Ended			December 26, 2017*
	November 30,			through
	2021	2020	2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.57	$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.68	0.64	0.64	0.56
Net realized and unrealized gain/(loss) on investments	0.10	0.15	0.02	(0.56)
Total from investment operations	0.78	0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.68)	(0.64)	(0.64)	(0.56)
Distributions from net realized gains on investments	—	(0.02)	(0.04)	—
Total distributions	(0.68)	(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate and
administrator due to operational error	—	0.02	—	—

Net asset value, end of period	$9.67	$9.57	$9.42	$9.44

Total Return	8.31%	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$131,815	$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.20%	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.20%	0.24%	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	6.91%	7.11%	6.72%	6.23	%+
Before expense reimbursement	6.91%	7.11%	6.69%	6.16	%+
Portfolio turnover rate	70%	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2021

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis –  Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2021, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities –  Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2021, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November 30, 2021.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2021:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$269,552,685	$—	$269,552,685
Sovereign Bonds	—	15,410,128	—	15,410,128
U.S. Government Agencies and Instrumentalities	—	4,265,626	—	4,265,626
Total Fixed Income	—	289,228,439	—	289,228,439
Money Market Fund	2,004,950	—	—	2,004,950
Total Investments	$2,004,950	$289,228,439	$—	$291,233,389

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,393,382	$—	$1,393,382
Commercial Mortgage-Backed Securities	—	1,474,621	439,450	1,914,071
Mortgage-Backed Securities –
U.S. Government Agencies	—	50,266,104	—	50,266,104
Total Fixed Income	—	53,134,107	439,450	53,573,557
Money Market Fund	960,252	—	—	960,252
U.S. Treasury Bills	—	34,993,495	—	34,993,495
Total Investments	$960,252	$88,127,602	$439,450	$89,527,304

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$—	$—	$173,768	$173,768
Fixed Income
Corporate Bonds	—	125,558,564	147,000	125,705,564
Bank Loans	—	228,347	—	228,347
Total Fixed Income	—	125,786,911	147,000	125,933,911
Money Market Fund	3,315,685	—	—	3,315,685
Total Investments	$3,315,685	$125,786,911	$320,768	$129,423,364

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the MBS Bond Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2020	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(550)
Purchases	440,000
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2021	$439,450

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2020	$—	$147,000
Accrued discounts/premiums	—	4,337
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	36,751	(4,337)
Purchases	137,017	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2021	$173,768	$147,000

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2021, and still classified as Level 3 was $(550) and $32,414 for the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries, and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the year ended November 30, 2021, the Adviser absorbed Fund expenses in the amount of $0, $70,922, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2021, are disclosed in the Statements of Operations.

The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund,

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

and the High Yield (MACS) Fund expensed $32,479, $6,487, and $17, respectively, of sub-transfer agent fees during the year ended November 30, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC. On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$60,607,982	$24,378,056	$14,777,756	$32,723,777
MBS Bond Fund	440,000	83,856	501,093,874	518,829,780
High Yield (MACS) Fund	96,582,771	87,594,659	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2021, the BBB Fund, MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2021 and November 30, 2020 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020
Ordinary income	$8,386,268	$5,989,689	$652,838	$1,598,311	$8,951,519	$6,774,582
Long-term
capital gains	—	—	—	—	—	16,739

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

As of November 30, 2021, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$280,980,708	$88,597,247	$130,344,801
Gross unrealized appreciation	14,676,657	1,031,027	2,682,618
Gross unrealized depreciation	(4,423,976)	(100,970)	(3,604,055)
Net unrealized appreciation/(depreciation) (a)	10,252,681	930,057	(921,437)
Undistributed ordinary income	113,334	31,434	2,258,153
Undistributed long-term capital gain	—	—	—
Total distributable earnings	113,334	31,434	2,258,153
Other accumulated gains/(losses)	(1,818,421)	(1,025,348)	—
Total accumulated earnings/(losses)	$8,547,594	$(63,857)	$1,336,716

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2021, the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$1,017,989	$697,267	$—
Long-term capital losses	800,432	328,081	—

The BBB Bond Fund and the High Yield (MACS) Fund utilized $739,005 and $1,125,240, respectively, of long-term capital loss carryover during the year ended November 30, 2021.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund

•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk.  In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

High Yield (MACS) Fund

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets.  Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.  These risks are magnified in countries in “emerging markets.”  Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties.  In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

PIA Funds
Notes to Financial Statements – November 30, 2021 (continued)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of November 30, 2021:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	43.37%
MBS Bond Fund	Morgan Stanley LLC	36.42%
High Yield (MACS) Fund	First Hawaiian Bank	95.59%

Note 10 – Reimbursement for Error
On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2021, the BBB Bond Fund, MBS Bond Fund, and the High Yield (MACS) Fund designated $8,386,268, $652,838, and $8,951,519, respectively, as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2021, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2021 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2021, the BBB Bond Fund and the MBS Bond Fund distributed $0.02667423 and $0.01165891 per share, respectively, of net investment income.

On December 29, 2021, the High Yield (MACS) Fund distributed $0.06284350 per share of net investment income and $0.15594 per share of short-term capital gains.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees Advisors Series Trust and Shareholders of
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) fund, a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2021, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2021, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds
Constituting	Statement Of	Statements Of
Advisors Series Trust	Operations	Changes In Net Assets	Financial Highlights
PIA BBB Bond Fund and	For the year ended	For each of the two years in the period	For each of the five years in the period ended
PIA MBS Bond Fund	November 30, 2021	ended November 30, 2021	November 30, 2021

PIA High Yield (MACS)	For the year ended	For each of the two years in the period	For each of the three years in the period ended
	November 30, 2021	ended November 30, 2021	November 30, 2021 and for the period December 26,
2017 (commencement of operations) through
November 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

PIA Funds
Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2022

PIA Funds
Notice to Shareholders – November 30, 2021
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PIA Funds
Statement Regarding Liquidity Risk Management Program
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree(4)	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 75)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 61)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Fund).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 74)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group, Inc.	6	Trustee,
(age 62)	of the	since	(financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010 to
present.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 52)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank Global
(age 60)	President,	since	Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer and	December 2007.
Milwaukee, WI 53202	Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 50)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 39)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 64)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 53)	and	since	(July 2007 to present).
2020 East Financial Way,	Secretary	September 2019.
Suite 100
Glendora, CA 91741

Michelle L.	Deputy Chief	Indefinite term;	Vice President, U.S. Bank Global Fund Services
Sanville-Seebold	Compliance	since	(August 2014 to present).
(age 49)	Officer	September 2021
615 E. Michigan Street
Milwaukee, WI 53202

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, PIA Short Duration Fund, and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Ms. Duree retired as an Independent Trustee of the Board effective December 31, 2021.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Annual Report

November 30, 2021

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2020 through November 30, 2021, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the fiscal year ended November 30, 2021, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.11%. The Fund’s return exceeded the Fund’s benchmark index, the ICE BofA 1-Year U.S. Treasury Note Index, which returned 0.04% for the same period.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.42% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2022. The net expense is what the investor has paid.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the fiscal year ended November 30, 2021, the Fund had a neutral duration relative to the Fund’s benchmark index. The Fund’s outperformance versus the benchmark during the period is primarily attributable to the Fund’s weighting in investment grade corporate debt securities. We increased the percentage of floating rate securities in the Fund during the period, in anticipation of short-term interest rate increases by the Federal Reserve in 2022.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2021. We look forward to reporting to you again with the semi-annual report dated May 31, 2022.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the
PIA Short-Term Securities Fund vs the ICE BofA Merrill Lynch 1-Yr U.S.Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.11%	1.43%	0.99%
ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.04%	1.45%	0.88%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/21 – 11/30/21).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/21	Value 11/30/21	Period 6/1/21 – 11/30/21*
Actual	$1,000.00	$ 997.80	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2021
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments – November 30, 2021

Principal Amount		Value
ASSET-BACKED SECURITIES 0.8%

Other Asset-Backed Securities
	FCI Funding LLC,
	Series 2021-1 Class A
$787,704	1.13%, due 4/15/33 (a)	$785,689
	New York City Tax Lien,
	Series 2019-A Class A
408,345	2.19%, due 11/10/32 (a)	410,927
Total Asset-Backed Securities
(cost $1,195,975)		1,196,616

CORPORATE BONDS 80.3%

Aerospace & Defense 1.4%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23	1,989,176

Agricultural Chemicals 0.4%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	507,316

Banks 12.0%
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22	1,011,380
	Canadian Imperial Bank
	of Commerce
1,000,000	0.449% (SOFR + 0.400%),
	due 12/14/23 (c)	1,002,026
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)	1,007,920
	Goldman Sachs Group, Inc.
5,000,000	0.459% (SOFR + 0.410%),
	due 1/27/23 (c)	5,001,209
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%),
	due 3/16/24 (c)	499,248
	Mitsubishi UFJ Financial
	Group, Inc.
2,000,000	2.623%, due 7/18/22	2,026,667
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22	503,487
	National Bank of Canada
1,000,000	0.900% (1 Year
	CMT Rate + 0.770%),
	due 8/15/23 (c)	1,001,909
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23	1,988,459
	Synchrony Financial
500,000	2.85%, due 7/25/22	506,741
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23	500,808
	Truist Bank
2,000,000	1.25%, due 3/9/23	2,014,155
		17,064,009
Biotechnology 1.6%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23	2,242,648

Building Materials 0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23	499,289

Commercial Services 0.7%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24	990,484

Depository Credit Intermediation 1.1%
	Bank of Montreal
1,515,000	0.399% (SOFR + 0.350%),
	due 12/8/23 (c)	1,515,850

Diversified Financial Services 5.7%
	American Express Co.
2,000,000	0.75%, due 11/3/23	1,997,863
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23	2,071,625
	Charles Schwab Corp.
2,000,000	0.550% (SOFR + 0.500%),
	due 3/18/24 (c)	2,006,459
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23	997,930

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Diversified Financial Services 5.7% (continued)
	Nasdaq, Inc.
$1,000,000	0.45%, due 12/21/22	$997,955
		8,071,832
Diversified Manufacturing 0.6%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22	505,096
386,000	0.483%, due 8/19/22	386,104
		891,200
Diversified Manufacturing Operations 0.7%
	Siemens
	Financieringsmaatschappij NV
1,000,000	0.40%, due 3/11/23 (a)	999,856

Electric – Integrated 11.2%
	American Electric Power Co., Inc.
2,000,000	0.612% (3 Month
	LIBOR USD + 0.480%),
	due 11/1/23 (c)	2,000,577
	CenterPoint Energy
	Resources Corp.
500,000	0.70%, due 3/2/23	498,818
	DTE Energy Co.
435,000	0.55%, due 11/1/22	434,431
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	1,019,895
	NextEra Energy Capital
	Holdings, Inc.
1,000,000	0.589% (SOFR + 0.540%),
	due 3/1/23 (c)	1,003,058
500,000	0.450% (SOFR + 0.400%),
	due 11/3/23 (c)	499,465
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22	4,997,529
	Public Service Enterprise
	Group, Inc.
2,000,000	0.84%, due 11/8/23	1,994,745
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23	1,997,296
1,000,000	0.879% (SOFR + 0.830%),
	due 4/1/24 (c)	1,002,371
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	496,434
		15,944,619
Electronic Components and Semiconductors 0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23	498,796

Electronics 0.4%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22	499,634

Financial Services 3.5%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22	1,007,894
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23	3,946,559
		4,954,453
Food 0.4%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23	497,076

Food – Meat products 1.4%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24	1,985,390

Food and Beverage 0.3%
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22	500,546

Food Miscellaneous 1.4%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)	1,981,232

Gas – Distribution 4.2%
	Atmos Energy Corp.
2,000,000	0.625%, due 3/9/23	1,997,267

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Gas – Distribution 4.2% (continued)
	CenterPoint Energy, Inc.
$1,000,000	0.699% (SOFR + 0.650%),
	due 5/13/24 (c)	$1,000,319
	Southern California Gas Co.
3,000,000	0.466% (3 Month
	LIBOR USD + 0.350%),
	due 9/14/23 (c)	2,998,128
		5,995,714
Healthcare – Products 1.4%
	Baxter International, Inc.
500,000	0.490% (SOFR + 0.440%),
	due 11/29/24 (a) (c)	499,596
	PerkinElmer, Inc.
1,000,000	0.55%, due 9/15/23	993,995
	Thermo Fisher Scientific, Inc.
500,000	0.572% (SOFR + 0.530%),
	due 10/18/24 (c)	500,772
		1,994,363
Healthcare-Services 0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23	995,483

Household Products/Wares 0.3%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24	494,855

Investment Companies 3.6%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24	5,160,147

Leisure Time 0.7%
	Brunswick Corp./DE
1,000,000	0.85%, due 8/18/24	987,881

Life/Health Insurance 1.8%
	Athene Global Funding
2,000,000	0.750% (SOFR + 0.700%),
	due 5/24/24 (a) (c)	2,003,442
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)	499,082
		2,502,524
Miscellaneous Manufacturing 0.7%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23	995,004

Nondepository Credit Intermediation 1.4%
	Caterpillar Financial
	Services Corp.
2,000,000	0.45%, due 9/14/23	1,995,478

Oil and Gas 1.8%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24	1,612,746
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23	497,999
500,000	0.75%, due 1/15/24	496,785
		2,607,530
Oil Refining and Marketing 4.2%
	Phillips 66
5,000,000	0.776% (3 Month
	LIBOR USD + 0.620%),
	due 2/15/24 (c)	5,000,165
	Valero Energy Corp.
1,000,000	1.20%, due 3/15/24	996,953
		5,997,118
Packaging & Containers 1.4%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24	989,675
	Graphic Packaging
	International LLC
1,000,000	0.82%, due 4/15/24 (a)	989,088
		1,978,763

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Pharmaceuticals 3.2%
	AbbVie, Inc.
$1,000,000	2.30%, due 11/21/22	$1,015,403
	AmerisourceBergen Corp.
1,000,000	0.737%, due 3/15/23	999,661
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23	498,533
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22	2,003,330
		4,516,927
Pipelines 0.8%
	Enbridge, Inc.
450,000	0.449% (SOFR + 0.400%),
	due 2/17/23 (c)	450,027
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	708,756
		1,158,783
REITs – Storage 0.7%
	Public Storage
1,000,000	0.519% (SOFR + 0.470%),
	due 4/23/24 (c)	1,000,740

Rental Auto/Equipment 0.7%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)	496,544
500,000	1.15%, due 6/7/24 (a)	494,788
		991,332
Retail 1.4%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)	1,980,132

Retail – Drug Store 1.4%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23	1,995,973

Semiconductors 0.3%
	Analog Devices, Inc.
500,000	0.300% (SOFR + 0.250%),
	due 10/1/24 (c)	501,060

Technology 1.4%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22	2,029,593

Tobacco 0.7%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23	1,006,733

Transportation & Logistics 0.7%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22	1,009,393

Utilities 2.1%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	945,176
	Southern Co.
2,000,000	0.420% (SOFR + 0.370%),
	due 5/10/23 (c)	1,997,174
		2,942,350
Wirelines 1.1%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24	994,333
	Verizon Communications, Inc.
500,000	0.550% (SOFR + 0.500%),
	due 3/22/24 (c)	502,375
		1,496,708
Total Corporate Bonds
(cost $113,650,526)		113,967,990

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
MORTGAGE-BACKED SECURITIES 13.4%

Commercial Mortgage-Backed Securities 8.0%
	BX Trust
$3,000,000	0.847% (1 Month
	LIBOR USD + 0.748%),
	due 11/17/36, Series 2021-RISE
	Class A (a) (c) (e)	$2,982,188
	Cold Storage Trust
6,389,438	0.990% (1 Month
	LIBOR USD + 0.900%),
	due 11/15/37, Series 2020-ICE5
	Class A (a) (c)	6,390,024
	GS Mortgage Securities
	Corp. Trust
2,000,000	2.090% (1 Month
	LIBOR USD + 2.000%),
	due 11/15/37,
	Series 2020-TWN3
	Class A (a) (c)	2,012,764
		11,384,976
U.S. Government Agencies 5.4%
	FHLMC ARM Pool (c)
1,256	1.874% (1 Year
	CMT Rate + 1.874%),
	due 10/1/22, #63-5206	1,255
117	2.400% (1 Year
	CMT Rate + 2.275%),
	due 6/1/23, #84-5755	117
40,259	2.401% (1 Year
	CMT Rate + 2.276%),
	due 1/1/25, #78-5726	40,314
90,880	2.375% (1 Year
	CMT Rate + 2.250%),
	due 10/1/34, #78-2784	96,659
21,237	2.137% (12 Month
	LIBOR USD + 1.858%),
	due 4/1/36, #84-7671	22,450
	FHLMC Pool
38,863	5.00%, due 10/1/38, #G04832	44,298
419,971	3.50%, due 8/1/49, #SD8005	441,254
726,585	3.50%, due 9/1/49, #SD8011	763,374
1,335,617	3.50%, due 10/1/49, #SD8017	1,403,417
	FNMA ARM Pool (c)
7,790	2.290% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	7,769
55,687	2.544% (1 Year
	CMT Rate + 2.166%),
	due 4/1/30, #562912	55,748
50,079	1.767% (12 Month
	LIBOR USD + 1.517%),
	due 10/1/33, #743454	50,149
212,016	2.000% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	212,606
281,252	2.354% (1 Year
	CMT Rate + 2.295%),
	due 5/1/34, #AC5719	282,070
70,389	1.856% (12 Month
	LIBOR USD + 1.606%),
	due 7/1/34, #779693	70,474
37,372	1.624% (12 Month
	LIBOR USD + 1.374%),
	due 10/1/34, #795136	38,868
200,608	1.897% (12 Month
	LIBOR USD + 1.613%),
	due 1/1/36, #849264	201,462
22,265	2.135% (12 Month
	LIBOR USD + 1.885%),
	due 3/1/37, #907868	22,289
215,026	2.265% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	214,577

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount/
Shares		Value
U.S. Government Agencies 5.4% (continued)
	FNMA Pool
$102,897	5.00%, due 6/1/40, #AD5479	$116,485
13,298	4.00%, due 11/1/41, #AJ3797	14,632
1,348,686	3.50%, due 1/1/49, #BN8491	1,422,805
108,454	3.50%, due 2/1/49, #MA3597	114,114
586,141	3.50%, due 6/1/49, #MA3686	616,235
90,462	3.50%, due 7/1/49, #MA3692	95,105
1,271,194	3.50%, due 12/1/49, #MA3872	1,336,221
		7,684,747
Total Mortgage-Backed Securities
(cost $18,835,056)		19,069,723

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 3.9%
	U.S. Treasury Note
2,000,000	1.625%, due 8/15/22	2,021,009
3,000,000	1.375%, due 10/15/22	3,030,366
500,000	1.625%, due 12/15/22	507,155
Total U.S. Government Agencies
& Instrumentalities
(cost $5,563,225)		5,558,530

SHORT-TERM INVESTMENTS 2.1%

Money Market Fund 1.0%
1,387,861	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	1,387,861

U.S. Treasury Bill 1.1%
$1,500,000	0.046%, due 5/19/22 (d)	1,499,384
Total Short-Term Investments
(cost $2,887,540)		2,887,245
Total Investments
(cost $142,132,322)	100.5%	142,680,104
Liabilities less Other Assets	(0.5)%	(732,926)
TOTAL NET ASSETS	100.0%	$141,947,178

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and August be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2021, the value of these investments was $24,242,028 or 17.08% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2021.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2021.
(d)	Rate shown is the discount rate at November 30, 2021
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of November 30, 2021, the total value of fair valued securities was $2,982,188 or 2.10% of total net assets.

ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2021

Assets:
Investments in securities, at value (cost $142,132,322)	$142,680,104
Receivable for securities sold	2,502,963
Receivable for fund shares sold	35,514
Interest receivable	372,258
Prepaid expenses	18,886
Total assets	145,609,725

Liabilities:
Payable for fund shares redeemed	81,304
Payable for securities purchased	3,485,023
Investment advisory fees	21,336
Administration fees	11,192
Custody fees	3,138
Transfer agent fees and expenses	16,647
Fund accounting fees	13,627
Audit fees	21,734
Legal fees	936
Chief Compliance Officer fee	1,773
Trustees’ fees and expenses	341
Accrued expenses	5,496
Total liabilities	3,662,547
Net Assets	$141,947,178

Net Assets Consist of:
Paid-in capital	$141,603,558
Total distributable earnings	343,620
Net Assets	$141,947,178

Net Asset Value, Offering Price and Redemption Price Per Share	$10.05

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	14,125,864

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2021

Investment Income:
Interest	$1,729,368
Total investment income	1,729,368

Expenses:
Investment advisory fees (Note 4)	328,634
Transfer agent fees and expenses (Note 4)	102,139
Fund accounting fees (Note 4)	85,831
Administration fees (Note 4)	69,910
Registration fees	35,361
Audit fees	21,734
Custody fees (Note 4)	18,698
Trustees’ fees and expenses	15,538
Chief Compliance Officer fee (Note 4)	10,940
Reports to shareholders	7,829
Legal fees	6,854
Miscellaneous	6,619
Insurance	4,053
Total expenses	714,140
Less: Fee waiver by adviser (Note 4)	(73,303)
Net expenses	640,837
Net investment income	1,088,531

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	404,423
Net change in unrealized appreciation/(depreciation) on investments	(1,191,099)
Net loss on investments	(786,676)
Net increase in net assets resulting from operations	$301,855

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2021	2020
Increase in Net Assets From
Operations:
Net investment income	$1,088,531	$2,245,816
Net realized gain on investments	404,423	176,926
Net change in unrealized appreciation/(depreciation) on investments	(1,191,099)	950,340
Net increase in net assets resulting from operations	301,855	3,373,082

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,333,355)	(2,540,206)
Total dividends and distributions	(1,333,355)	(2,540,206)

Capital Share Transactions:
Proceeds from shares sold	23,044,810	99,758,146
Distributions reinvested	1,261,890	2,401,264
Payment for shares redeemed	(81,656,669)	(66,144,172)
Net increase/(decrease) in net assets from capital share transactions	(57,349,969)	36,015,238
Total increase/(decrease) in net assets	(58,381,469)	36,848,114

Net Assets, Beginning of year	200,328,647	163,480,533
Net Assets, End of year	$141,947,178	$200,328,647

Transactions in Shares:
Shares sold	2,278,464	9,865,877
Shares issued on reinvestment of distributions	124,899	237,937
Shares redeemed	(8,076,003)	(6,546,719)
Net increase/(decrease) in shares outstanding	(5,672,640)	3,557,095

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.12	$10.07	$9.97	$10.00	$10.03

Income From Investment Operations:
Net investment income	0.06	0.13	0.20	0.15	0.11
Net realized and unrealized gain/(loss) on investments	(0.05)	0.06	0.10	(0.03)	(0.03)
Total from investment operations	0.01	0.19	0.30	0.12	0.08

Less Distributions:
Distributions from net investment income	(0.08)	(0.14)	(0.20)	(0.15)	(0.11)
Total distributions	(0.08)	(0.14)	(0.20)	(0.15)	(0.11)

Net asset value, end of year	$10.05	$10.12	$10.07	$9.97	$10.00

Total Return	0.11%	1.95%	3.04%	1.23%	0.85%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$141,947	$200,329	$163,481	$165,329	$171,521
Ratio of expenses to average net assets:
Net of fee waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.43%	0.42%	0.45%	0.42%	0.41%
Ratio of net investment income to average net assets:
Net of fee waivers	0.66%	1.23%	2.00%	1.53%	1.12%
Before fee waivers	0.62%	1.20%	1.94%	1.50%	1.10%
Portfolio turnover rate	44%	58%	48%	28%	46%

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2021, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund does not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2021, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2021.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,196,616	$—	$1,196,616
Corporate Bonds	—	113,967,990	—	113,967,990
Mortgage-Backed Securities	—	16,087,535	2,982,188	19,069,723
U.S. Government Agencies
and Instrumentalities	—	5,558,530	—	5,558,530
Total Fixed Income	—	136,810,671	2,982,188	139,792,859
Short-Term Investments	1,387,861	1,499,384	—	2,887,245
Total Investments	$1,387,861	$138,310,055	$2,982,188	$142,680,104

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2020	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,835)
Purchases	2,985,023
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2021	$2,982,188

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2021, and still classified as Level 3 was $(2,835).

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2021, the Fund incurred $328,634 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2021, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $73,303; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/22	$88,829
11/30/23	59,420
11/30/24	73,303
$221,552

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2021, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $39,135 of sub-transfer agent fees during the year ended November 30, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC. On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$59,437,709	$52,245,526	$9,135,030	$67,255,886

22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2021.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2021 and November 30, 2020 are as follows:

	November 30, 2021	November 30, 2020
Ordinary income	$1,333,355	$2,540,206

As of November 30, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$142,132,322
Gross unrealized appreciation	756,010
Gross unrealized depreciation	(208,228)
Net unrealized appreciation (a)	547,782
Undistributed ordinary income	15,495
Undistributed long-term capital gains	—
Total distributable earnings	15,495
Other accumulated losses	(219,657)
Total accumulated earnings/(losses)	$343,620

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$219,657	$ —	$219,657

The Fund utilized $180,068 of long-term capital loss carryover during the year ended November 30, 2021.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply

23

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield.  Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected.  This may happen during a period of rising interest rates.  Under these circumstances, the value of the obligation will decrease.

24

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2021 (continued)

•
Risks Associated with Asset-Backed Securities. These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

•
Risks Associated with Mortgage-Backed Securities.  These include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 37.52% of the outstanding shares of the Fund.

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2021, the Short-Term Securities Fund designated $1,333,355 as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2021, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2021 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2021, the Short-Term Securities Fund distributed $0.00706583, per share of net investment income.

25

PIA Short-Term Securities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2022

26

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2021
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

27

PIA Short-Term Securities Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

28

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree(4)	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 75)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 61)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Fund).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 74)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors		not affiliated
			(May 1991 to July 2017).		with the Fund).

29

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group,	6	Trustee,
(age 62)	of the	since	Inc. (financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

30

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 52)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice President,	Indefinite term;	Vice President, Compliance and Administration,
(age 60)	Treasurer and	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Principal	December 2007.
Milwaukee, WI 53202	Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 50)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 39)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 64)	Chief	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Elaine E. Richards, Esq.	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 53)	and Secretary	since	(July 2007 to present).
2020 East Financial Way,		September 2019.
Suite 100
Glendora, CA 91741

31

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michelle L.	Deputy Chief	Indefinite term;	Vice President, U.S. Bank Global Fund Services
Sanville-Seebold	Compliance	since	(August 2014 to present).
(age 49)	Officer	September 2021.
615 E. Michigan Street
Milwaukee, WI 53202

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA High Yield Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Ms. Duree retired as an Independent Trustee of the Board effective December 31, 2021.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

32

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Annual Report

November 30, 2021

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2020 through November 30, 2021, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 7.85%, after fees and expenses, for the twelve months ended November 30, 2021, versus 5.29% for the Index.

The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection.  With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and significantly overweight Caa(s), the best performing cohort.

As stated in the current prospectus, the Fund’s gross expense ratio is 1.12%, and the Fund’s net expense ratio is 0.87%. PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.86% of the Fund’s average daily net assets, through at least March 29, 2022. The net expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
President and Portfolio Manager
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Bloomberg U.S. Corporate High-Yield Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA High Yield Fund	7.85%	6.22%	6.73%
Bloomberg U.S. Corporate High-Yield Index	5.29%	6.29%	6.91%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2021
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/21 – 11/30/21).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/21	Value 11/30/21	Period 6/1/21 – 11/30/21*
Actual	$1,000.00	$1,011.70	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2021
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2021

Shares/
Principal Amount		Value
COMMON STOCKS 0.3%

Building Materials 0.3%
2,996	Northwest Hardwoods (e) (f)	$173,768
Total Common Stocks
(cost $137,017)		173,768

CORPORATE BONDS 96.8%

Advertising 1.0%
	Clear Channel Outdoor
	Holdings, Inc.
$600,000	7.75%, due 4/15/28 (a)	626,813

Advertising Sales 1.0%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
600,000	4.25%, due 1/15/29 (a)	584,175

Aerospace/Defense 2.3%
	F-Brasile SpA /
	F-Brasile US LLC
700,000	7.375%, due 8/15/26 (a)	687,547
	Triumph Group, Inc.
700,000	7.75%, due 8/15/25	696,612
		1,384,159
Appliances 1.3%
	WASH Multifamily
	Acquisition, Inc.
750,000	5.75%, due 4/15/26 (a)	773,955

Auto Manufacturers 0.9%
	PM General Purchaser LLC
550,000	9.50%, due 10/1/28 (a)	568,796

Auto Parts & Equipment 3.3%
	Dealer Tire LLC /
	DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)	661,277
	Dornoch Debt Merger Sub, Inc.
600,000	6.625%, due 10/15/29 (a)	588,750
	Titan International, Inc.
750,000	7.00%, due 4/30/28	771,788
		2,021,815
Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)	675,490

Building – Heavy Construction 2.3%
	IEA Energy Services LLC
725,000	6.625%, due 8/15/29 (a)	704,889
	Railworks Holdings LP /
	Railworks Rally, Inc.
650,000	8.25%, due 11/15/28 (a)	662,152
		1,367,041
Building Materials 3.3%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)	613,234
	CP Atlas Buyer, Inc.
650,000	7.00%, due 12/1/28 (a)	625,164
	SRM Escrow Issuer LLC
750,000	6.00%, due 11/1/28 (a)	777,180
		2,015,578
Chemicals – Diversified 5.2%
	Innophos Holdings, Inc.
500,000	9.375%, due 2/15/28 (a)	539,598
	Iris Holdings, Inc.
350,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (a) (c)	353,355
	LSF11 A5 HoldCo LLC
510,000	6.625%, due 10/15/29 (a)	502,235
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
825,000	6.75%, due 5/15/26 (a)	802,923

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Chemicals – Diversified 5.2% (continued)
	SCIH Salt Holdings, Inc.
$500,000	4.875%, due 5/1/28 (a)	$474,794
475,000	6.625%, due 5/1/29 (a)	443,593
		3,116,498
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)	691,236

Chemicals – Specialty 4.4%
	EverArc Escrow Sarl
700,000	5.00%, due 10/30/29 (a)	683,330
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)	730,459
	SCIL IV LLC / SCIL
	USA Holdings LLC
650,000	5.375%, due 11/1/26 (a)	658,734
	Unifrax Escrow Issuer Corp.
650,000	5.25%, due 9/30/28 (a)	640,047
		2,712,570
Commercial Services 6.0%
	Alta Equipment Group, Inc.
450,000	5.625%, due 4/15/26 (a)	460,724
	CPI Acquisition, Inc.
750,000	8.625%, due 3/15/26 (a)	798,250
	Metis Merger Sub LLC
625,000	6.50%, due 5/15/29 (a)	611,988
	NESCO Holdings II, Inc.
800,000	5.50%, due 4/15/29 (a)	813,160
	StoneMor, Inc.
875,000	8.50%, due 5/15/29 (a)	902,658
		3,586,780
Consumer Services 1.1%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	673,309

Containers and Packaging 0.3%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)	170,386

Diversified Financial Services 1.2%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
650,000	10.50%, due 6/1/24 (a)	696,894

Diversified Manufacturing 0.4%
	FXI Holdings, Inc.
197,000	12.25%, due 11/15/26 (a)	220,944

Electronics 1.2%
	Atkore, Inc.
700,000	4.25%, due 6/1/31 (a)	703,003

Engineering & Construction 1.1%
	Artera Services LLC
650,000	9.033%, due 12/4/25 (a)	654,794

Enterprise Software & Services 2.5%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
875,000	4.625%, due 5/1/28 (a)	863,433
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)	659,229
		1,522,662
Entertainment 1.2%
	Premier Entertainment
	Sub LLC / Premier
	Entertainment Finance Corp.
700,000	5.875%, due 9/1/31 (a)	703,668

Environmental Control 0.7%
	Tervita Corp.
358,000	11.00%, due 12/1/25 (a)	410,912

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Financial Services 1.1%
	Arrow Bidco LLC
$650,000	9.50%, due 3/15/24 (a)	$657,833

Food and Beverage 0.0%
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (a) (d)	3,489

Forest and Paper
Products Manufacturing 0.8%
	Schweitzer-Mauduit
	International, Inc.
475,000	6.875%, due 10/1/26 (a)	490,768

Healthcare – Services 2.8%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)	607,107
	Hadrian Merger Sub, Inc.
349,000	8.50%, due 5/1/26 (a)	358,060
	ModivCare Escrow Issuer, Inc.
725,000	5.00%, due 10/1/29 (a)	720,410
		1,685,577
Household Products/Warehouse 1.3%
	Kronos Acquisition
	Holdings, Inc. /
	KIK Custom Products, Inc.
775,000	5.00%, due 12/31/26 (a)	770,398

Industrial – Other 1.2%
	Cleaver-Brooks, Inc.
725,000	7.875%, due 3/1/23 (a)	714,324

Machinery – Farm 1.0%
	OT Merger Corp.
625,000	7.875%, due 10/15/29 (a)	610,797

Machinery – Thermal Process 1.1%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)	659,094

Machinery Manufacturing 2.4%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)	490,145
	JPW Industries Holding Corp.
825,000	9.00%, due 10/1/24 (a)	864,468
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (e)	126,000
		1,480,613
Manufactured Goods 2.2%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	644,379
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27	658,397
		1,302,776
Marine Transportation 0.7%
	Altera Infrastructure LP/Teekay
	Offshore Finance Corp.
750,000	8.50%, due 7/15/23 (a)	412,500

Media 0.8%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)	475,430

Metals and Mining 2.4%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)	705,621
	TMS International Corp./DE
750,000	6.25%, due 4/15/29 (a)	754,930
		1,460,551
Midstream 1.3%
	Rockpoint Gas
	Storage Canada Ltd.
800,000	7.00%, due 3/31/23 (a)	794,628

Office Automation & Equipment 2.4%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)	772,499
	Xerox Holdings Corp.
675,000	5.50%, due 8/15/28 (a)	681,554
		1,454,053

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount		Value
Oil and Gas Services 4.9%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
$425,000	6.875%, due 4/1/27 (a)	$442,873
175,000	6.25%, due 4/1/28 (a)	179,764
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
775,000	7.50%, due 4/1/25 (a)	786,617
	Exterran Energy Solutions LP /
	EES Finance Corp.
650,000	8.125%, due 5/1/25	604,370
	USA Compression
	Partners LP/USA
	Compression Finance Corp.
315,000	6.875%, due 4/1/26	321,187
250,000	6.875%, due 9/1/27	256,986
	Welltec International ApS
350,000	8.25%, due 10/15/26 (a)	355,924
		2,947,721
Packaging 1.0%
	Mauser Packaging
	Solutions Holding Co.
620,000	5.50%, due 4/15/24 (a)	621,500

Paper 1.6%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)	760,399
	Mercer International, Inc.
200,000	5.125%, due 2/1/29	197,908
		958,307
Pipelines 8.2%
	Genesis Energy LP /
	Genesis Energy Finance Corp.
75,000	8.00%, due 1/15/27	74,535
675,000	7.75%, due 2/1/28	661,534
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)	705,795
	Martin Midstream
	Partners LP / Martin
	Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)	783,791
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)	700,809
	Summit Midstream
	Holdings LLC / Summit
	Midstream Finance Corp.
750,000	5.75%, due 4/15/25	663,659
625,000	8.50%, due 10/15/26 (a)	630,016
	TransMontaigne
	Partners LP/TLP
	Finance Corp.
750,000	6.125%, due 2/15/26	729,236
		4,949,375
Publishing and Broadcasting 1.1%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)	680,650

Radio 4.7%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)	686,508
	Beasley Mezzanine
	Holdings LLC
700,000	8.625%, due 2/1/26 (a)	688,065
	Spanish Broadcasting
	System, Inc.
750,000	9.75%, due 3/1/26 (a)	776,137
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)	714,097
		2,864,807
Real Estate 0.8%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23	485,105

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2021 (continued)

Principal Amount/
Shares		Value
REITs – Storage 0.9%
	Iron Mountain, Inc.
$550,000	5.00%, due 7/15/28 (a)	$559,455

Retail – Office Supplies 1.7%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	497,188
600,000	10.75%, due 4/15/27 (a)	548,999
		1,046,187
Retail – Propane Distribution 1.1%
	Ferrellgas LP /
	Ferrellgas Finance Corp.
700,000	5.875%, due 4/1/29 (a)	650,178

Software and Services 0.8%
	Exela Intermediate
	LLC/Exela Finance, Inc.
600,000	10.00%, due 7/15/23 (a)	487,407

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)	595,419

Transportation Services 2.4%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)	757,500
	First Student Bidco Inc /
	First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)	713,959
		1,471,459
Water 1.3%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)	785,708

Wireline Telecommunications Services 0.9%
	Intrado Corp.
584,000	8.50%, due 10/15/25 (a)	550,341
Total Corporate Bonds
(cost $59,912,828)		58,507,928

BANK LOANS 0.4%

Building Materials 0.4%
	Northwest Hardwoods
	Secured Term Loan
232,414	7.50%, due 1/29/26	228,347
Total Bank Loans
(cost $216,632)		228,347

MONEY MARKET FUND 0.0%
749	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (b)	749
Total Money Market Fund
(cost $749)		749
Total Investments
(cost $60,267,226)	97.5%	58,910,792
Other Assets less Liabilities	2.5%	1,484,863
TOTAL NET ASSETS	100.0%	$60,395,655

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of November 30, 2021, the value of these investments was $52,386,611 or 86.74% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2021.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)	Security is in default.
(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.  As of November 30, 2021, the total value of fair valued securities was $299,768 or 0.50% of total net assets.

(f)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2021

Assets:
Investments in securities, at value (cost $60,267,226)	$58,910,792
Receivable for fund shares sold	42,445
Investment receivable	669,053
Interest receivable	978,184
Prepaid expenses	21,433
Total assets	60,621,907

Liabilities:
Payable to investment adviser	23,813
Loans payable (Note 6)	146,000
Administration fees	8,912
Transfer agent fees and expenses	8,745
Fund accounting fees	8,938
Audit fees	21,734
Chief Compliance Officer fee	1,773
Custody fees	1,367
Shareholder reporting	3,324
Trustees’ fees and expenses	154
Accrued expenses	1,492
Total liabilities	226,252
Net Assets	$60,395,655

Net Assets Consist of:
Paid-in capital	$62,047,117
Total distributable deficit	(1,651,462)
Net Assets	$60,395,655

Net Asset Value, Offering Price and Redemption Price Per Share	$9.85

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	6,130,729

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2021

Investment Income:
Interest	$4,414,240
Total investment income	4,414,240

Expenses:
Investment advisory fees (Note 4)	347,532
Fund accounting fees (Note 4)	55,843
Administration fees (Note 4)	55,295
Transfer agent fees and expenses (Note 4)	54,572
Registration fees	23,370
Audit fees	21,734
Trustees’ fees and expenses	14,508
Chief Compliance Officer fee (Note 4)	10,939
Custody fees (Note 4)	8,286
Legal fees	7,404
Miscellaneous	5,697
Reports to shareholders	5,408
Insurance	2,842
Interest expense (Note 6)	66
Total expenses	613,496
Less: Fee waiver by adviser (Note 4)	(70,083)
Net expenses	543,413
Net investment income	3,870,827

Realized and Unrealized Gain on Investments:
Net realized gain on investments	724,316
Net change in unrealized appreciation/(depreciation) on investments	27,863
Net gain on investments	752,179
Net increase in net assets resulting from operations	$4,623,006

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2021	2020
Increase/(decrease) in Net Assets From
Operations:
Net investment income	$3,870,827	$3,203,707
Net realized gain/(loss) on investments	724,316	(1,225,677)
Net increase from payment by affiliate and
administrator due to operational error (Note 10)	—	153,625
Net change in unrealized appreciation/(depreciation) on investments	27,863	1,857,115
Net increase in net assets resulting from operations	4,623,006	3,988,770

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,875,270)	(3,268,511)
Total dividends and distributions	(3,875,270)	(3,268,511)

Capital Share Transactions:
Proceeds from shares sold	19,445,712	23,959,110
Distributions reinvested	1,362,781	1,529,050
Payment for shares redeemed	(16,270,863)	(23,184,286)
Net increase in net assets from capital share transactions	4,537,630	2,303,874
Total increase in net assets	5,285,366	3,024,133

Net Assets, Beginning of year	55,110,289	52,086,156
Net Assets, End of year	$60,395,655	$55,110,289

Transactions in Shares:
Shares sold	1,942,276	2,617,677
Shares issued on reinvestment of distributions	136,250	166,959
Shares redeemed	(1,623,400)	(2,527,306)
Net increase in shares outstanding	455,126	257,330

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights

	Year Ended November 30,
	2021	2020	2019	2018	2017
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.71	$9.61	$9.67	$10.33	$10.04

Income From Investment Operations:
Net investment income	0.61	0.63	0.64	0.60	0.66
Net realized and unrealized gain/(loss) on investments	0.14	0.08	(0.06)	(0.66)	0.29
Total from investment operations	0.75	0.71	0.58	(0.06)	0.95

Less Distributions:
Distributions from net investment income	(0.61)	(0.63)	(0.64)	(0.60)	(0.66)
Distributions from net realized gains	—	(0.01)	—	—	—
Total distributions	(0.61)	(0.64)	(0.64)	(0.60)	(0.66)
Increase from payment by affiliate and
administrator due to operational error	—	0.03	—	—	—
Net asset value, end of year	$9.85	$9.71	$9.61	$9.67	$10.33

Total Return	7.85%	8.36%^	6.14%	-0.63%	9.68%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$60,396	$55,110	$52,086	$57,278	$60,831
Ratio of expenses to average net assets:
Net of fee waivers	0.86%	0.86%	0.86%	0.82%	0.73%
Before fee waivers	0.97%	1.11%	1.03%	0.99%	1.00%
Ratio of net investment income to average net assets:
Net of fee waivers	6.13%	6.80%	6.53%	5.95%	5.80%
Before fee waivers	6.02%	6.55%	6.36%	5.78%	5.53%
Portfolio turnover rate	72%	51%	63%	48%	27%

^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. Refer to Note 10 for further details. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2021, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund does not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related record keeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2021, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2021, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2021.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$173,768	$173,768
Fixed Income
Corporate Bonds	—	58,381,928	126,000	58,507,928
Bank Loans	—	228,347	—	228,347
Total Fixed Income	—	58,610,275	126,000	58,736,275
Money Market Fund	749	—	—	749
Total Investments	$749	$58,610,275	$299,768	$58,910,792

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2020	$—	$126,000
Accrued discounts/premiums	—	3,676
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	36,751	(3,676)
Purchases	137,017	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2021	$173,768	$126,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2021, and still classified as Level 3 was $33,075.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and Other Transactions With Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisors, Inc. (“PIA” or the “Advisor”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the year ended November 30, 2021, the Fund incurred $347,532 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2021, the Adviser reduced its fees in the amount of $70,083.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2021, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $20,908 of sub-transfer agent fees during the year ended November 30, 2021. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC. On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2021, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $49,399,558 and $43,669,571, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2021.

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $10,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2021, the Fund drew on its line of credit.  The Fund had an outstanding average daily balance of $9,671, paid a weighted average interest rate of 3.25%, and incurred interest expense of $66.  The maximum amount outstanding for the Fund during the year ended November 30, 2021 was $377,000. At November 30, 2021, the Fund had an outstanding loan amount of $146,000.

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2021 and November 30, 2020 are as follows:

	Year Ended	Year Ended
	November 30, 2021	November 30, 2020
Ordinary income	$3,875,270	$3,268,511

As of November 30, 2021, the components of capital on a tax basis were as follows:

Cost of investments (a)	$60,267,226
Gross unrealized appreciation	999,227
Gross unrealized depreciation	(2,355,661)
Net unrealized depreciation (a)	(1,356,434)
Undistributed ordinary income	52,708
Undistributed long-term capital gains	—
Total distributable earnings	52,708
Other accumulated gains/(losses)	(347,736)
Total accumulated earnings/(losses)	$(1,651,462)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

As of November 30, 2021, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
—	$347,736

The Fund utilized $724,316 of long-term capital loss carryover during the year ended November 30, 2021.

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk.  High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2021, International Union UAW Strike Trust, for the benefit of their customers, owned 53.32% of the outstanding shares of the Fund.

Note 10 – Reimbursement for Error
On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. The net reimbursement comprises the “net increase from payment by affiliate and administrator due to operational error” in the Statement of Changes in Net Assets. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.

22

PIA High Yield Fund
Notes to Financial Statements – November 30, 2021 (continued)

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2021, the High Yield Fund designated $3,875,270 as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2021, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders  in the Fund, none of the dividend income distributed for the year ended November 30, 2021 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2021, the High Yield Fund distributed $0.05917446, per share of net investment income.

23

PIA High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 28, 2022

24

PIA High Yield Fund
Notice to Shareholders – November 30, 2021
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

25

PIA High Yield Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. The report noted that the PIA High Yield Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner.  In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree(4)	Trustee	Indefinite term;	Director, Alpha Gamma	6	Trustee,
(age 75)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			management) (2012 to		not affiliated
			July 2019); Trustee and Chair		with the Fund).
(2000 to 2012), New Covenant
Mutual Funds (1999 to 2012);
Director and Board Member,
Alpha Gamma Delta
Foundation (philanthropic
organization) (2005 to 2011).

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 61)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a		Trust (for series
Milwaukee, WI 53202			privately-held investment		not affiliated
			advisory firm) (February 2019		with the Fund).
to present); Managing Director
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 74)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group,	6	Trustee,
(age 62)	of the	since	Inc. (financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income Solutions
Fund, from 2010
to present.

28

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 52)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank
(age 60)	President,	since	Global Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer	December 2007.
Milwaukee, WI 53202	and Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 50)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 39)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 64)	President,	since	Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Chief	September 2009.
Milwaukee, WI 53202	Compliance
Officer and
AML Officer

29

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Elaine E. Richards, Esq.	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 53)	President	since	(July 2007 to present).
2020 East Financial Way,	and	September 2019.
Suite 100	Secretary
Glendora, CA 91741

Michelle L.	Deputy Chief	Indefinite	Vice President, U.S. Bank Global Fund Services
Sanville-Seebold	Compliance	term; since	(August 2014 to present).
(age 49)	Officer	September 2021.
615 E. Michigan Street
Milwaukee, WI 53202

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	Ms. Duree retired as an Independent Trustee of the Board effective December 31, 2021.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

30

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2021	FYE 11/30/2020
Audit Fees	$91,250	$88,000
Audit-Related Fees	N/A	N/A
Tax Fees	$18,000	$18,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2021	FYE 11/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2021	FYE 11/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

 Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/7/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  2/4/22

* Print the name and title of each signing officer under his or her signature.